December 17, 2020

EDGAR

United States Securities and

Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Form N-CSR

John Hancock Investment Trust (the “Registrant”) on behalf of:

John Hancock Seaport Long/Short Fund

John Hancock Balanced Fund

John Hancock Global Thematic Opportunities Fund

John Hancock Fundamental Large Cap Core Fund

John Hancock Disciplined Value International Fund

John Hancock International Dynamic Growth Fund

John Hancock Emerging Markets Equity Fund

John Hancock ESG All Cap Core Fund

John Hancock ESG Large Cap Core Fund

John Hancock ESG International Equity Fund

John Hancock Diversified Macro Fund

John Hancock Alternative Risk Premia Fund

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending October 31, 2020.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone
Salvatore Schiavone
Treasurer